Closed Block - Revenues and Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Closed Block: Premiums and other considerations	$ 166.1	$ 178.0	$ 196.1
Closed Block: Net investment income (loss)	127.3	129.1	137.6
Closed Block: Net realized capital gains (losses)	(10.0)	(21.2)	(4.6)
Closed Block: Total revenues	283.4	285.9	329.1
Expenses
Closed Block: Benefits, claims and settlement expenses	161.6	184.3	212.0
Closed Block: Dividends to policyholders	86.8	92.5	92.6
Closed Block: Operating expenses	2.6	2.2	2.3
Closed Block: Total expenses	251.0	279.0	306.9
Closed Block revenues, net of Closed Block expenses, before income taxes	32.4	6.9	22.2
Closed Block: Income taxes	6.1	0.7	3.9
Closed Block revenues, net of Closed Block expenses and income taxes	26.3	6.2	18.3
Funding adjustments and other transfers	(1.4)	28.5	(4.0)
Closed Block revenues, net of Closed Block expenses, income taxes and funding adjustments	$ 24.9	$ 34.7	$ 14.3